Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (20,237,649)	$ (7,045,645)	$ (19,397,016)	$ (25,949,788)	$ (9,242,071)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock, stock options and warrants issued as payment for compensation, services rendered and interest expense	6,656,953	4,339,693	7,863,492	12,323,997	3,890,419
Depreciation and amortization	4,582,873	1,465,220	5,136,159	720,268	115,961
(Loss)/gain on short term investments		34,717	(24,934)
Amortization of preferred stock discount and issuance costs	1,329,187		281,211
Changes in fair value of derivative liability	(295,356)		138,325
Write off of acquired in process research and development	927,000
Gain on contract termination			(656,278)
Loss on disposal of assets	396,635
Interest expense			165,567
Charitable contributions paid with common stock	607,363
Bad debt expense (recovery)	(29,442)	28,176	(70,829)	(90,216)	21,500
Goodwill impairment charge			558,168
Loss on disposal of property and equipment			1,355,971
Deferred income taxes	(351,320)	(121,244)	(830,681)	(302,525)
Realization of stepup in basis of inventory recorded at date of merger				1,957,631
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(26,887)	(78,895)	(24,140)	1,796,691	(46,197)
Accounts receivable	(882,410)	(286,184)	98,505	571,689	(4,088)
Inventory	(1,495,358)	(3,331,720)	(7,469,128)	(2,427,095)
Unearned revenues	134,202	(647,749)	(336,704)	1,991,816	6,947
Other assets	97,248	(78,900)	(127,113)	(238,941)
Income taxes payable			(667,729)
Accounts payable, accrued expenses and other current liabilities	(4,678,560)	2,258,073	5,530,454	1,274,621	525,364
Net cash used in operating activities	(13,265,520)	(3,464,458)	(8,476,699)	(8,371,852)	(4,732,165)
Cash flows from investing activities:
Cash associated with merger and acquisition	227,942			696,456
Purchase of short term investments	(24)	(2,430,388)	(2,424,132)
Proceeds from short term investments		2,390,602	2,742,018
Change in restricted cash used as collateral for notes payable	(1,407,483)	639,944
Increase in restricted cash			(1,045,955)	(959,890)
Acquisition of property and equipment	(5,237,141)	(8,634,298)	(16,377,722)	(2,387,555)	(9,785)
Net cash used in investing activities	(6,416,706)	(8,034,140)	(17,105,791)	(2,650,989)	(9,785)
Cash flows from financing activities:
Net proceeds from the exercise of warrants		2,493,750
Net proceeds from the exercise of warrants and options			3,101,850
Net proceeds from the exercise of options	7,100	140,100
Net proceeds from issuance of capital stock	5,907,723	13,565,504	21,212,974		2,898,635
Payment from related party	644,414	375,135
Net proceeds from issuance of preferred stock			8,894,062	15,669,220
Repayment of mortgage loan	(64,366)
Proceeds of bank loan	4,592,000		3,000,000	2,197,500
Proceeds from notes payable	10,950,616	11,046,833	20,506,518	2,918,269	131,617
Repayment of notes payable	(9,781,781)	(9,988,213)	(21,000,225)	(2,742,669)	(136,337)
Repayment of debt to related party	(3,406,043)
Repayment of bank loan		(2,209,500)	(2,203,650)
Payment of dividend		(222,922)	(222,924)
Proceeds from (payments to) related parties			566,845	(243,777)
Repayment of capitalized lease obligations				(14,726)	(25,406)
Net cash provided by financing activities	8,849,663	15,200,687	33,855,450	17,783,817	2,868,509
Impact of changes of foreign exchange rates	70,582	97,318	180,062	(32,393)
Net increase (decrease) in cash and cash equivalents	(10,761,981)	3,799,407	8,453,022	6,728,583	(1,873,441)
Cash and cash equivalents at beginning of period	15,612,391	7,159,369	7,159,369	430,786	2,304,227
Cash and cash equivalents at end of period	4,850,411	10,958,776	15,612,391	7,159,369	430,786
Cash paid during the period for:
Interest	1,333,800	207,500	279,596	23,137	11,662
Taxes	1,634,500	999,800	2,056,250
Supplemental Schedule of non-cash investing activities
Acquisition of property and equipment	1,283,400	418,000	2,443,958
Capitalized interest	212,000	205,300	391,466
Issuance of warrants for CBH acquisition				590,790
Supplemental schedule of non-cash financing activities
Common stock and warrants issued with the acquisition of PCT	17,866,200
Common stock issued pursuant to the redemption of Convertible Redeemable Series E 7% Preferred Stock	1,959,600
Common stock issued in payment of dividends for the Convertible Redeemable Series E 7% Preferred Stock	475,200
Financing costs for capital stock raises		463,400	33,355
Conversion of Convertible Redeemable Series C Preferred Stock		13,720,000	13,720,048
Dividend to Related Party reinvested as loan payable	11,726,000
Issuance of common stock for the conversion of the Series D preferred stock				15,669,220
Preferred stock dividend				5,611,989
Common Stock
Supplemental Schedule of non-cash investing activities
Issuance of stock for CBH acquisition				20,762,753
Series C Preferred Stock
Supplemental Schedule of non-cash investing activities
Issuance of stock for CBH acquisition				$ 8,177,512